UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4410

Oppenheimer Discovery Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way,

Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center,

New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 12/31/2012

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS December 31, 2012 / Unaudited

	Shares	Value
Common Stocks–97.5%
Consumer Discretionary–17.7%
Hotels, Restaurants & Leisure–3.2%
Buffalo Wild Wings, Inc.[1]	233,000	$16,967,060
Panera Bread Co., Cl. A1	161,507	25,652,157
Ryman Hospitality Properties	230,017	8,846,454

		51,465,671
Household Durables–2.2%
La-Z-Boy, Inc.	301,783	4,270,229
Ryland Group, Inc. (The)	251,222	9,169,603
Standard Pacific Corp.[1]	2,820,630	20,731,631

		34,171,463
Internet & Catalog Retail–0.5%
HSN, Inc.	150,980	8,315,978

Specialty Retail–9.0%
Asbury Automotive Group, Inc.[1]	594,280	19,034,788
Conn’s, Inc.[1]	334,646	10,266,939
Five Below, Inc.[1]	197,870	6,339,755
Francesca’s Holdings Corp.[1]	324,070	8,412,857
Genesco, Inc.[1]	315,454	17,349,970
Hibbett Sports, Inc.[1]	324,340	17,092,718
Lithia Motors, Inc., Cl. A	108,160	4,047,347
Pier 1 Imports, Inc.	770,170	15,403,400
Restoration Hardware Holdings, Inc.[1]	49,560	1,671,659
Sally Beauty Holdings, Inc.[1]	491,640	11,587,955
Vitamin Shoppe, Inc.[1]	550,130	31,555,457

		142,762,845
Textiles, Apparel & Luxury Goods–2.8%
Steven Madden Ltd.[1]	650,333	27,489,576
Under Armour, Inc., Cl. A1	338,460	16,425,464

		43,915,040
Consumer Staples–5.3%
Food & Staples Retailing–2.6%
Fresh Market, Inc. (The)[1]	368,880	17,739,439
Susser Holdings Corp.[1]	334,000	11,519,660
United Natural Foods, Inc.[1]	231,370	12,399,119

		41,658,218
Food Products–1.4%
Annie’s, Inc.[1]	199,670	6,674,968
Smart Balance, Inc.[1]	1,078,690	13,915,101
WhiteWave Foods Co., Cl. A1	131,170	2,038,382

		22,628,451
Personal Products–1.3%
Elizabeth Arden, Inc.[1]	466,322	20,989,153
Energy–5.9%
Energy Equipment & Services–3.7%
Atwood Oceanics, Inc.[1]	478,170	21,895,404
Dril-Quip, Inc.[1]	233,200	17,035,260
Forum Energy Technologies, Inc.[1]	543,700	13,456,575
Hornbeck Offshore Services, Inc.[1]	172,370	5,919,186

		58,306,425

1	Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS Unaudited / (Continued)

	Shares	Value
Oil, Gas & Consumable Fuels–2.2%
Approach Resources, Inc.[1]	193,340	$4,835,433
Oasis Petroleum, Inc.[1]	605,330	19,249,494
Rex Energy Corp.[1]	816,690	10,633,304

		34,718,231
Financials–5.7%
Capital Markets–0.6%
Walter Investment Management Corp.[1]	205,110	8,823,832

Commercial Banks–3.1%
PrivateBancorp, Inc., Cl. A	767,980	11,765,453
Signature Bank[1]	248,959	17,760,735
Texas Capital Bancshares, Inc.[1]	421,902	18,909,648

		48,435,836
Insurance–1.4%
ProAssurance Corp.	517,298	21,824,803

Real Estate Investment Trusts (REITs)–0.6%
Coresite Realty Corp.	334,000	9,238,440

Health Care–16.5%
Biotechnology–3.1%
Ariad Pharmaceuticals, Inc.[1]	266,480	5,111,086
Cepheid, Inc.[1]	243,929	8,247,240
Cubist Pharmaceuticals, Inc.[1]	531,740	22,364,984
Medivation, Inc.[1]	265,130	13,564,051

		49,287,361
Health Care Equipment & Supplies–6.3%
Cooper Cos., Inc. (The)	309,033	28,579,372
Endologix, Inc.[1]	808,660	11,515,318
Globus Medical, Inc., Cl. A1	50,234	526,955
Insulet Corp.[1]	382,130	8,108,798
Orthofix International NV1	209,020	8,220,756
Sirona Dental Systems, Inc.[1]	434,130	27,984,020
Thoratec Corp.[1]	262,930	9,865,134
Volcano Corp.[1]	224,670	5,304,459

		100,104,812
Health Care Providers & Services–4.3%
Acadia Healthcare Co., Inc.[1]	256,200	5,977,146
Air Methods Corp.	519,210	19,153,657
MWI Veterinary Supply, Inc.[1]	198,255	21,808,050
Team Health Holdings, Inc.[1]	737,790	21,226,218

		68,165,071
Health Care Technology–0.9%
Vocera Communications, Inc.[1]	570,017	14,307,427

Life Sciences Tools & Services–0.9%
ICON plc, Sponsored ADR[1]	528,220	14,663,387

Pharmaceuticals–1.0%
Akorn, Inc.[1]	633,425	8,462,558
Jazz Pharmaceuticals plc[1]	152,690	8,123,108

		16,585,666

2	Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS Unaudited / (Continued)

	Shares	Value
Industrials–14.3%
Aerospace & Defense–2.0%
B/E Aerospace, Inc.[1]	345,000	$17,043,000
Hexcel Corp.[1]	568,580	15,328,917

		32,371,917
Building Products–1.1%
A.O. Smith Corp.	280,420	17,686,089

Commercial Services & Supplies–0.6%
Healthcare Services Group, Inc.	436,190	10,132,694

Electrical Equipment–0.5%
Generac Holdings, Inc.	249,070	8,545,592

Machinery–3.3%
Chart Industries, Inc.[1]	254,110	16,941,514
Lindsay Corp.	131,370	10,525,364
Middleby Corp.[1]	66,400	8,513,144
Wabtec Corp.	195,600	17,122,824

		53,102,846
Professional Services–2.3%
Advisory Board Co. (The)[1]	488,290	22,847,089
On Assignment, Inc.[1]	674,180	13,672,371

		36,519,460
Road & Rail–1.2%
Genesee & Wyoming, Inc., Cl. A1	240,520	18,298,762

Trading Companies & Distributors–3.3%
Beacon Roofing Supply, Inc.[1]	597,600	19,888,128
H&E Equipment Services, Inc.	910,790	13,725,605
United Rentals, Inc.[1]	409,340	18,633,157

		52,246,890
Information Technology–27.9%
Communications Equipment–1.2%
Palo Alto Networks, Inc.[1]	79,290	4,243,601
Procera Networks, Inc.[1]	814,130	15,102,111

		19,345,712
Computers & Peripherals–1.1%
Stratasys Ltd.[1]	226,440	18,149,166

Electronic Equipment, Instruments, & Components– 3.1%
IPG Photonics Corp.	295,876	19,720,135
OSI Systems, Inc.[1]	448,549	28,725,078

		48,445,213
Internet Software & Services–4.1%
Cornerstone OnDemand, Inc.[1]	943,500	27,861,555
CoStar Group, Inc.[1]	136,360	12,186,493
Demandware, Inc.[1]	243,767	6,659,715
Liquidity Services, Inc.[1]	154,070	6,295,300
Web.com Group, Inc.[1]	763,549	11,300,525

		64,303,588
IT Services–1.7%
Cardtronics, Inc.[1]	331,229	7,863,376
MAXIMUS, Inc.	152,400	9,634,728
WEX, Inc.[1]	122,880	9,261,466

		26,759,570

3	Oppenheimer Discovery Fund

STATEMENT OF INVESTMENTS Unaudited / (Continued)

	Shares	Value
Semiconductors & Semiconductor Equipment–1.9%
Cavium, Inc.[1]	432,710	$13,504,879
Monolithic Power Systems, Inc.	738,020	16,443,086

		29,947,965
Software–14.8%
Aspen Technology, Inc.[1]	1,153,430	31,880,805
BroadSoft, Inc.[1]	434,390	15,781,389
CommVault Systems, Inc.[1]	464,781	32,399,884
Ellie Mae, Inc.[1]	510,170	14,157,218
Fortinet, Inc.[1]	466,472	9,828,565
Guidewire Software, Inc.[1]	730,002	21,695,659
Imperva, Inc.[1]	477,500	15,055,575
NetSuite, Inc.[1]	496,437	33,410,210
ServiceNow, Inc.[1]	290,790	8,732,424
Sourcefire, Inc.[1]	289,560	13,673,023
Splunk, Inc.[1]	197,070	5,718,971
Ultimate Software Group, Inc. (The)[1]	340,952	32,189,278

		234,523,001
Materials–4.2%
Chemicals–1.8%
American Vanguard Corp.	399,000	12,396,930
Cytec Industries, Inc.	246,080	16,937,686

		29,334,616
Construction Materials–1.7%
Eagle Materials, Inc.	469,060	27,440,010

Paper & Forest Products–0.7%
Louisiana-Pacific Corp.[1]	554,270	10,708,496

Total Common Stocks (Cost $1,271,892,238)		1,548,229,697

Investment Company–2.5%
Oppenheimer Institutional Money Market Fund, Cl. E, 0.15%[2,3] (Cost $38,969,466)	38,969,466	38,969,466

Total Investments, at Value (Cost $1,310,861,704)	100.0%	1,587,199,163

Liabilities in Excess of Other Assets	(0.0)	(718,098)

Net Assets	100.0%	$1,586,481,065

Footnotes to Statement of Investments

1.	Non-income producing security.
2.	Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended December 31, 2012, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

	Shares September 28, 2012[a]	Gross Additions	Gross Reductions	Shares December 31, 2012
Oppenheimer Institutional Money Market Fund, Cl. E	66,098,488	205,932,999	233,062,021	38,969,466

			Value	Income
Oppenheimer Institutional Money Market Fund, Cl. E			$38,969,466	$24,933

a. September 28, 2012 represents the last business day of the Fund’s 2012 fiscal year. See accompanying Notes.

3.	Rate shown is the 7-day yield as of December 31, 2012.

4	Oppenheimer Discovery Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited

Previous Annual Period. The last day of the Fund’s fiscal year was the last day the New York Stock Exchange was open for trading. The Fund’s financial statements have been presented through that date to maintain consistency with the Fund’s net asset value calculations used for shareholder transactions.

Investment in Oppenheimer Institutional Money Market Fund. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund (“IMMF”) to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment adviser of IMMF. When applicable, the Fund’s investment in IMMF is included in the Statement of Investments. Shares of IMMF are valued at their net asset value per share. As a shareholder, the Fund is subject to its proportional share of IMMF’s Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund’s investment in IMMF.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange but not listed on a registered U.S. securities exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

5	Oppenheimer Discovery Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors
Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

6	Oppenheimer Discovery Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1)	Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2)	Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3)	Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of December 31, 2012 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Common Stocks
Consumer Discretionary	$280,630,997	$—	$—	$280,630,997
Consumer Staples	85,275,822	—	—	85,275,822
Energy	93,024,656	—	—	93,024,656
Financials	88,322,911	—	—	88,322,911
Health Care	263,113,724	—	—	263,113,724
Industrials	228,904,250	—	—	228,904,250
Information Technology	441,474,215	—	—	441,474,215
Materials	67,483,122	—	—	67,483,122
Investment Company	38,969,466	—	—	38,969,466

Total Assets	$1,587,199,163	$—	$—	$1,587,199,163

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

There have been no significant changes to the fair valuation methodologies of the Fund during the period.

7	Oppenheimer Discovery Fund

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Federal Taxes.

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2012 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$1,314,510,131

Gross unrealized appreciation	$288,516,288
Gross unrealized depreciation	(15,827,256)

Net unrealized appreciation	$272,689,032

8	Oppenheimer Discovery Fund

Item 2.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2012, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Discovery Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	2/11/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer

Date:	2/11/2013

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer

Date:	2/11/2013